[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

May 05, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attn:	Office of Filings, Information & Consumer Services

RE:	GAMCO Global Series Funds, Inc. (the “Company”) File Nos. 33-66262 and 811-07896

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the above named Company do not differ from that contained in Post-Effective Amendment No. 31 to the Company’s Registration Statement on Form N-1A (the “Amendment”). The Amendment was filed electronically on April 30, 2014

(Accession # 0001193125-14-172175).

If you have any questions, concerning this filing, you may contact the undersigned at (212) 735-2790.

Very truly yours,

/s/ Richard T. Prins
Richard T. Prins

cc:	B. Alpert – Gabelli Funds, LLC

A. Mullady – Gabelli Funds, LLC

A. Mango – Gabelli Funds, LLC

H. Robichaud

A. Lonergan